Condensed Consolidated Statement of Changes in Shareholders' Deficit (Unaudited) - Naturalshrimp Incorporated [Member] - USD ($)	Serie A Preferred Stock [Member]	Series B Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Mar. 31, 2020			$ 37,975	$ 43,533,242			$ (46,427,396)	$ (82,101)
Beginning balance, shares at Mar. 31, 2020			379,742,524
Issuance of common stock upon conversion			$ 3,974	547,047
Common stock issued in business agreement ,shares			39,735,626
Conversion of Series B Preferred Shares to common stock			$ 11,351	(11,351)
Common stock issued in business agreement ,shares			113,517,030
Ending balance, value at Mar. 31, 2021	$ 500		$ 56,075	56,649,491	136,000		(53,683,268)	(87,830)	$ 3,070,969
Ending balance, shares at Mar. 31, 2021	5,000,000	607	560,745,180
Ending balance, value at Dec. 31, 2021	$ 500		$ 64,183	86,808,594	29,524,000		(101,798,974)		14,597,966
Ending balance, shares at Dec. 31, 2021	5,000,000	67	641,722,043
Beginning balance, value at Mar. 31, 2021	$ 500		$ 56,075	56,649,491	136,000		(53,683,268)	(87,830)	3,070,969
Beginning balance, shares at Mar. 31, 2021	5,000,000	607	560,745,180
Beneficial conversion feature related to the Series E Preferred Shares				3,269,505					3,269,505
Amortization of beneficial conversion feature related to Series E Preferred Shares							(817,376)		(817,376)
Common stock vested to consultants			$ 13	48,738	24,900				73,651
Common stock issued in business agreement ,shares			125,000
Net income (loss)							(2,562,743)		(2,562,743)
Issuance of common stock upon conversion			$ 133	421,353					421,486
Common stock issued in business agreement ,shares			1,329,246
Conversion of Series B Preferred Shares to common stock			$ 314	(314)
Common stock issued in business agreement ,shares		(262)	3,144,000
Conversion of Series D PS to common stock			$ 43	(43)
Common stock issued in business agreement ,shares			428,572
Exchange of Series D Preferred Shares to Series E Preferred Shares							(3,258,189)		(3,258,189)
Sale of common shares and warrants for cash, less offering costs and commitment shares			$ 3,577	17,273,546					17,277,123
Common stock issued in business agreement ,shares			35,772,729
Exercise of warrants related to the sale of common shares			$ 110	10,890					11,000
Common stock issued in business agreement ,shares			1,100,000
Redemption of Series D Preferred shares							(2,534,758)		(2,534,758)
Common shares to be issued for the acquisition of the non-controlling interest subsidiary’s remaining equity				(3,087,830)	2,000,000			87,830	(1,000,000)
Common shares to be issued for Patent acquisition					5,000,000				5,000,000
Ending balance, value at Jun. 30, 2021	$ 500		$ 60,265	74,585,336	7,160,900		(62,856,334)		18,950,668
Ending balance, shares at Jun. 30, 2021	5,000,000	345	602,644,727
Beginning balance, value at Mar. 31, 2021	$ 500		$ 56,075	56,649,491	136,000		(53,683,268)	(87,830)	3,070,969
Beginning balance, shares at Mar. 31, 2021	5,000,000	607	560,745,180
Ending balance, value at Dec. 31, 2021	$ 500		$ 64,183	86,808,594	29,524,000		(101,798,974)		14,597,966
Ending balance, shares at Dec. 31, 2021	5,000,000	67	641,722,043
Beginning balance, value at Mar. 31, 2021	$ 500		$ 56,075	56,649,491	136,000		(53,683,268)	(87,830)	3,070,969
Beginning balance, shares at Mar. 31, 2021	5,000,000	607	560,745,180
Common stock issued for legal settlement to NSH shareholders			$ 2,889	9,413,060	(9,415,950)
Balance, shares			28,494,706
Beneficial conversion feature related to the Series E Preferred Shares				3,439,219
Amortization of beneficial conversion feature related to Series E Preferred Shares							(3,349,198)
Accretion of Series E Preferred Shares							(337,834)
Common stock vested to consultants			$ 47	221,424
Common stock issued in business agreement ,shares			412,500
Issuance of common stock upon conversion			$ 133	421,353
Common stock issued in business agreement ,shares			1,329,246
Conversion of Series B Preferred Shares to common stock			$ 1,007	(1,007)
Common stock issued in business agreement ,shares			10,068,000
Conversion of Series D PS to common stock			$ 43	(43)
Common stock issued in business agreement ,shares			428,572
Exchange of Series D Preferred Shares to Series E Preferred Shares							(3,258,189)
Sale of common shares and warrants for cash, less offering costs and commitment shares			$ 3,577	17,273,546
Common stock issued in business agreement ,shares			35,772,729
Exercise of warrants related to the sale of common shares			$ 110	10,890
Common stock issued in business agreement ,shares			1,100,000
Redemption of Series D Preferred shares							(2,534,758)
Common shares to be issued for the acquisition of the non-controlling interest subsidiary’s remaining equity				(3,087,830)	2,000,000			87,830
Common shares to be issued for Patent acquisition					5,000,000
Revision of dividends payable on Series B Preferred Shares (See Note 2)							(182,639)
Reclassification of warrants to liability				(2,935,000)
Common stock to be issued for legal settlement to NSH shareholders					29,388,000
Ending balance, value at Mar. 31, 2022	$ 500		$ 67,500	96,701,607	20,132,650		(150,036,023)		(33,133,766)
Ending balance, shares at Mar. 31, 2022	5,000,000		674,644,124
Beginning balance, value at Jun. 30, 2021	$ 500		$ 60,265	74,585,336	7,160,900		(62,856,334)		18,950,668
Beginning balance, shares at Jun. 30, 2021	5,000,000	345	602,644,727
Conversion of Series E Preferred Shares to common stock			$ 411	(411)
Common stock issued in business agreement ,shares			4,114,286
Amortization of beneficial conversion feature related to Series E Preferred Shares							(1,341,948)		(1,341,948)
Dividends payable on Preferred Shares							(177,586)		(177,586)
Common stock vested to consultants			$ 6	24,369	24,900				49,275
Common stock issued in business agreement ,shares			62,500
Net income (loss)							(2,849,635)		(2,849,635)
Revision of dividends payable on Series B Preferred Shares (See Note 2)							(182,639)		(182,639)
Common shares issued for Technical and Equipment Rights Agreement					4,762,376				4,762,376
Ending balance, value at Sep. 30, 2021	$ 500		$ 60,683	74,609,294	11,948,176		(67,408,142)		19,210,511
Ending balance, shares at Sep. 30, 2021	5,000,000	345	606,821,513
Conversion of Series E Preferred Shares to common stock			$ 411	2,879,589					2,880,000
Common stock issued in business agreement ,shares			4,114,286
Beneficial conversion feature related to the Series E Preferred Shares				169,714					169,714
Amortization of beneficial conversion feature related to Series E Preferred Shares							(831,543)		(831,543)
Accretion of Series E Preferred Shares							(80,167)		(80,167)
Dividends payable on Preferred Shares							(112,577)		(112,577)
Common stock vested to consultants			$ 21	99,054	(49,800)				49,275
Common stock issued in business agreement ,shares			112,500
Net income (loss)							(33,366,545)		(33,366,545)
Conversion of Series B Preferred Shares to common stock			$ 334	(334)					(334)
Common stock issued in business agreement ,shares		(278)	3,336,000
Common shares issued for Technical and Equipment Rights Agreement			$ 2,673	11,759,706	(11,762,376)
Common stock issued in business agreement ,shares			26,732,673
Common stock issued to consultants			$ 43	158,285					158,328
Common stock issued in business agreement ,shares			430,071
Common stock vested to employees			$ 18	68,286					68,304
Common stock issued in business agreement ,shares			175,000
Reclassification of warrants to liability				(2,935,000)					(2,935,000)
Common stock to be issued for legal settlement to NSH shareholders					29,388,000				29,388,000
Ending balance, value at Dec. 31, 2021	$ 500		$ 64,183	86,808,594	29,524,000		(101,798,974)		14,597,966
Ending balance, shares at Dec. 31, 2021	5,000,000	67	641,722,043
Ending balance, value at Dec. 31, 2022	$ 500		$ 76,894	119,464,471	662,767	(56,250)	(163,037,985)		(42,889,603)
Ending balance, shares at Dec. 31, 2022	5,000,000		768,561,129
Beginning balance, value at Mar. 31, 2022	$ 500		$ 67,500	96,701,607	20,132,650		(150,036,023)		(33,133,766)
Beginning balance, shares at Mar. 31, 2022	5,000,000		674,644,124
Common stock issued for legal settlement to NSH shareholders			$ 6,112	19,311,486	(19,317,598)
Balance, shares			61,154,136
Conversion of Series E Preferred Shares to common stock			$ 454	839,546					840,000
Common stock issued in business agreement ,shares			4,537,240
Beneficial conversion feature related to the Series E Preferred Shares				99,000			(99,000)
Amortization of beneficial conversion feature related to Series E Preferred Shares							(42,500)		(42,500)
Accretion of Series E Preferred Shares							(278,500)		(278,500)
Dividends payable on Preferred Shares							(102,227)		(102,227)
Common stock issued in business agreement			$ 25	56,225		(56,250)
Common stock issued in business agreement ,shares			250,000
Common stock vested to consultants			$ 6	24,369					24,375
Common stock issued in business agreement ,shares
Net income (loss)							(2,200,176)		(2,200,176)
Ending balance, value at Jun. 30, 2022	$ 500		$ 74,097	117,032,233	815,052	(56,250)	(152,758,426)		(34,892,794)
Ending balance, shares at Jun. 30, 2022	5,000,000		740,585,500
Beginning balance, value at Mar. 31, 2022	$ 500		$ 67,500	96,701,607	20,132,650		(150,036,023)		(33,133,766)
Beginning balance, shares at Mar. 31, 2022	5,000,000		674,644,124
Ending balance, value at Dec. 31, 2022	$ 500		$ 76,894	119,464,471	662,767	(56,250)	(163,037,985)		(42,889,603)
Ending balance, shares at Dec. 31, 2022	5,000,000		768,561,129
Beginning balance, value at Jun. 30, 2022	$ 500		$ 74,097	117,032,233	815,052	(56,250)	(152,758,426)		(34,892,794)
Beginning balance, shares at Jun. 30, 2022	5,000,000		740,585,500
Common stock issued for legal settlement to NSH shareholders			$ 40	127,646	(127,686)
Balance, shares			404,067
Amortization of beneficial conversion feature related to Series E Preferred Shares							(42,500)		(42,500)
Accretion of Series E Preferred Shares							(278,500)		(278,500)
Dividends payable on Preferred Shares							(55,427)		(55,427)
Common stock issued in business agreement			$ 25	25,975					26,000
Common stock issued in business agreement ,shares			250,000
Common stock vested to consultants			$ 6	24,369					24,375
Common stock issued in business agreement ,shares			62,500
Net income (loss)							(24,528,345)		(24,528,345)
Conversion of Series E Preferred Shares to common stock			$ 992	827,008			(108,000)		720,000
Balance, shares			9,920,887
Increase of 10% in Series E Preferred Shares to one holder based on certain rights							(156,000)		(156,000)
Common stock issued from shares payable			$ 10	24,590	(24,600)
Common stock issued in business agreement ,shares			100,000
Ending balance, value at Sep. 30, 2022	$ 500		$ 75,170	118,061,820	662,767	(56,250)	(177,927,198)		(59,183,191)
Ending balance, shares at Sep. 30, 2022	5,000,000		751,322,954
Amortization of beneficial conversion feature related to Series E Preferred Shares							(28,048)		(28,048)
Accretion of Series E Preferred Shares							(198,333)		(198,333)
Dividends payable on Preferred Shares							(60,107)		(60,107)
Common stock vested to consultants			$ 6	24,369					24,375
Common stock issued in business agreement ,shares			62,500
Net income (loss)							15,175,701		15,175,701
Issuance of common shares under financing agreement			$ 1,718	1,378,282					1,380,000
Common stock issued in business agreement ,shares			17,175,675
Ending balance, value at Dec. 31, 2022	$ 500		$ 76,894	$ 119,464,471	$ 662,767	$ (56,250)	$ (163,037,985)		$ (42,889,603)
Ending balance, shares at Dec. 31, 2022	5,000,000		768,561,129